Redeemable Convertible and Convertible Preferred Stock - Schedule of convertible preferred stock prior to conversion in to common stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series A Preferred Stock
ORIGINAL ISSUANCE PRICE	$ 2.0830	$ 2.408
CONVERSION PRICE	$ 7.2247	7.2247
Series B Preferred Stock
ORIGINAL ISSUANCE PRICE		1.200
CONVERSION PRICE		5.1330
Series C1 Preferred Stock
ORIGINAL ISSUANCE PRICE		1.573
CONVERSION PRICE		$ 6.7285